Financial Risk Management (Details 1) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Rating AA- [Member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	$ 10,591	$ 2,655	$ 4,122	$ 1,194
Rating A+ [Member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	94	(11)	24	0
External credit grades [member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	10,685	2,644	4,146	1,194
Trade receivables [member] | No External Ratings [Member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	9,982	26,499	20,603	20,603
Later than one month and not later than six months [member] | Trade receivables [member] | No External Ratings [Member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	12	187	1,046	1,046
Later than six months [member] | Trade receivables [member] | No External Ratings [Member]
Disclosure of Financial Risk Management [Line Items]
Financial assets	$ 9,970	$ 26,312	$ 19,557	$ 19,557